Related Party Transactions	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions	Related Party Transactions
7(1)    Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Note: CyberLink owns more than 36% of the Company’s issued and outstanding ordinary shares.
7(2)    Significant related party transactions
A.Revenue

		Six months ended June 30,
	Description	2023	2024
CyberLink	Revenue-others (service revenue)	$11	$19
Sales of services are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are same as third parties.
B.Other payables

	December 31, 2023	June 30, 2024
CyberLink	$26	$28
CyberLink-Japan	24	22
	$50	$50
Other payables are mainly expenses from professional service, rental and payments on behalf of others.
C.Operating expenses

		Six months ended June 30,
	Description	2023	2024
CyberLink	Management service fee	$26	$26
CyberLink provides support and assistance in legal services, network infrastructure and equipment maintenance services, marketing activity supports and employee training programs. The service fees are calculated based on the agreed-upon hourly rate. The conditions and payment terms are same as third parties.
D.Lease transactions — lessee/rent expense
(a)The Group leases offices from CyberLink, ClinJeff and CyberLink-Japan. Rental contracts are typically made for periods of 1~2 years. The rents were paid to CyberLink and ClinJeff each month and were paid to CyberLink-Japan each quarter.

(b)Rent expense

	Six months ended June 30,
	2023	2024
CyberLink-Japan	$44	$39
(c)Acquisition of right-of-use assets:

	Six months ended June 30,
	2023	2024
CyberLink	$390	$—
ClinJeff	—	82
	$390	$82
(d)Lease liabilities
i.Outstanding balance:

	December 31, 2023	June 30, 2024
Total lease liabilities	$381	$343
Less: Current portion (shown as ‘current lease liabilities’)	(238)	(287)
	$143	$56
ii.Interest expense

	Six months ended June 30,
	2023	2024
CyberLink	$1	$4
7(3)    Key management compensation

	Six months ended June 30,
	2023	2024
Salaries and other short-term employee benefits	$1,153	$1,458
Share-based payment	386	177
Post-employment benefits	5	5
	$1,544	$1,640
The unpaid portion of the aforementioned information were $335 and $345 for June 30, 2023 and 2024.